Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity

21. Equity
a)Share capital
On December 31, 2021, share capital is represented by 329,608,226 common shares, per value of US$0.000025. Share capital is composed of the following shares for the year ended December 31, 2021:

December 31, 2019 shares outstanding	328,855,412
Treasury shares	(350,006)
Long-Term Incentive Plan	1,058,509
Repurchase of common shares	(547,543)
December 31, 2020 shares outstanding	329,016,372
Treasury shares	1,520,065
Long-Term Incentive Plan	758,024
Repurchase of common shares	(1,686,235)
December 31, 2021 shares outstanding	329,608,226
b)Capital reserve
The capital reserve can only be used to increase capital, offset losses, redeem, reimburse or purchase shares or pay cumulative dividends on preferred shares. For the year ended December 31, 2021, the Company recognize LTIP capital movement by issuing new shares of R$138,665 (R$3,834 in the year ended December 31, 2020).
c)Share based long-term incentive plan (LTIP and LTIP goals)
Under the terms of the LTIP, upon completion of the IPO, the vested portion of each beneficiary’s LTIP rights was converted into Class A common shares of PagSeguro Digital at the IPO price (US$21.50) which is the assessed fair value at the grant date. As a result, the beneficiaries of the LTIP received a total of 1,823,727 new Class A common shares upon completion of the IPO. The unvested portions of each beneficiary’s LTIP rights will be settled on each future annual vesting date in shares.
This arrangement is classified as equity settled. For the year ended December 31, 2021, the Company recognized in equity, costs related to the LTIP and LTIP goals in the total amount of R$305,408 (R$75,218 in the year ended December 31, 2020). On December 31, 2021, the amount of R$61,359 (R$62,293 on December 31, 2020) was accounted for LTIP and LTIP Goals social charges, including withholding income tax (Note 16).
The maximum number of common shares that can be delivered to beneficiaries under the LTIP may not exceed 3% of the Company’s issued share capital at any time. On December 31, 2021, total shares granted were 6,167,108, and the total shares issued were 5,907,695.
d)OCI and Equity valuation adjustments
The Company recognizes in this account the accumulated effect of the foreign exchange variation resulting from the conversion of the financial statements of the foreign subsidiary BCPS, which amounted to a loss of R$117 in the year ended on December 31, 2021 (gain of R$959 in the year ended December 31, 2020). This accumulated effect will be reverted to the result of the year as gain or loss only in case of disposal or write-off of the investment.
The Financial investments mentioned in Note 7 were classified at fair value through other comprehensive income. Unrealized gain on LFTs in the year ended December 31, 2021, totaled R$271 (loss of R$278 in the year ended December 31, 2020).
The Company also recognized in this account the difference between the book value and the amounts paid in the acquisitions of additional interests from the non-controlling shareholders of the subsidiary represented by the accumulated amount of R$22,372 (R$22,372 as of December 31, 2020).
e)Treasury shares
On October 30, 2018, PagSeguro Digital’s board of directors authorized a share repurchase program, under which the PagSeguro Group may repurchase up to US$250 million in outstanding Class A common shares traded on the New York Stock Exchange (NYSE). The Company’s management is responsible for defining the timing and the number of shares to be acquired, within authorized limits. Treasury shares are composed of the following shares for the year ended December 31, 2021, 2020:

	Shares	Amount	Average Price (US$)
December 31, 2019 treasury shares	518,642	41,267	20.09
Repurchase of common shares	547,543	44,775	16.13
Long-Term Incentive Plan	(897,549)	(72,433)	18.06
December 31, 2020 treasury shares	168,636	13,609	18.06
Repurchase of common shares	1,686,235	284,812	30.23
Long-Term Incentive Plan	(166,170)	(13,410)	18.06
December 31, 2021 treasury shares	1,688,701	285,011	30.23